Other Current Assets	6 Months Ended
Feb. 28, 2021
Other Current Assets [Abstract]
Other Current Assets

4. OTHER CURRENT ASSETS

	February 28, 2021	August 31, 2020
Prepaid expenses	93	89
Deferred commission costs(1)	63	61
Wireless handset receivables(2)	153	127
	309	277

(1)Costs incurred to obtain or fulfill a contract with a customer are capitalized and subsequently amortized as an expense over the average life of a customer.

(2)As described in the revenue and expenses accounting policy detailed in the significant accounting policies disclosed in the Company’s consolidated financial statements for the year ended August 31, 2020, these amounts relate to the current portion of wireless handset receivables.